INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 11:-	INTANGIBLE ASSETS, NET

	License and Knowhow
	2019	2020
Cost
Balance as of January 1,	1,538	1,538
Additions	-	-
Balance as of December 31,	1,538	1,538

Accumulated Amortization
Balance as of January 1,	1,043	1,109
Additions	66	66
Balance as of December 31,	1,109	1,175

Amortized cost
Balance as of December 31,	429	363

Intangible assets include exclusive licenses to use patents, know-how and intellectual property for the development, manufacturing and marketing of products related to burn treatments and other products in the field of wound care. These licenses were purchased from third parties and from one of the Company's shareholders.